Fair Value (Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Abstract]
Interest income	$ 65	$ 46	$ 40
Change in fair value	(13)	14	(5)
Total change in fair value	$ 52	$ 60	$ 35